Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.4%

Australia - 7.6%
APA Group	20,908	$128,995
BHP Group Ltd.	2,374	83,599
CAR Group Ltd.	520	9,994
Fortescue Ltd.	5,130	75,018
Rio Tinto Ltd.	137	14,458
Rio Tinto PLC	2,954	272,356
Sonic Healthcare Ltd.	6,088	97,294
Stockland	32,569	122,242
Transurban Group	12,130	117,832
Vicinity Ltd.	36,793	63,027
Total Australia		984,815
Austria - 1.0%
OMV AG	2,187	129,748
Belgium - 0.4%
Ageas SA/NV	359	25,511
Groupe Bruxelles Lambert NV	300	28,413
Total Belgium		53,924
Canada - 10.3%
Bank of Montreal	702	95,568
Bank of Nova Scotia (The)	1,877	140,329
BCE, Inc.	589	15,226
Canadian Imperial Bank of Commerce	837	77,353
Canadian Natural Resources Ltd.	1,934	71,912
Emera, Inc.	844	41,833
Enbridge, Inc.	4,675	228,214
IGM Financial, Inc.	368	17,799
Manulife Financial Corp.	5,085	193,705
Open Text Corp.	1,221	31,187
Pembina Pipeline Corp.	3,603	149,714
Royal Bank of Canada	120	19,981
TC Energy Corp.	2,035	119,322
TELUS Corp.	9,550	133,257
Total Canada		1,335,400
China - 2.5%
BOC Hong Kong Holdings Ltd.	23,472	123,908
SITC International Holdings Co., Ltd.	26,535	98,979
Yangzijiang Shipbuilding Holdings Ltd.	37,853	99,386
Total China		322,273
Denmark - 0.1%
Coloplast A/S Class B	131	11,145
Finland - 2.1%
Elisa OYJ	1,980	87,215
Kesko OYJ Class B	1,458	36,881
Kone OYJ Class B	755	54,251
UPM-Kymmene OYJ	3,198	88,590
Total Finland		266,937
France - 8.1%
Amundi SA(1)	696	61,834
AXA SA	3,275	149,187
Bouygues SA	2,576	139,269
Carrefour SA	5,658	92,821
Covivio SA/France	724	46,128
FDJ UNITED	4,332	114,715
Gecina SA	844	77,484
Security Description	Shares	Value
COMMON STOCKS (continued)

France (continued)
Publicis Groupe SA	242	$24,153
TotalEnergies SE	3,319	240,576
Vinci SA	765	109,858
Total France		1,056,025
Germany - 4.9%
Allianz SE	670	295,279
BASF SE	868	47,287
Deutsche Post AG	1,526	85,595
Evonik Industries AG	5,054	78,479
Mercedes-Benz Group AG	472	32,333
Siemens AG	308	93,572
Total Germany		632,545
Hong Kong - 0.4%
Link REIT	3,789	17,422
Sino Land Co., Ltd.	20,685	31,191
Total Hong Kong		48,613
Italy - 7.5%
Banca Monte dei Paschi di Siena SpA	8,728	90,360
Banco BPM SpA	8,145	121,842
BPER Banca SpA	9,721	136,603
Enel SpA	4,808	53,048
Eni SpA	4,290	87,597
Infrastrutture Wireless Italiane SpA(1)	8,999	79,362
Intesa Sanpaolo SpA	32,506	229,877
Recordati Industria Chimica e Farmaceutica SpA	799	43,889
Snam SpA	19,917	136,883
Total Italy		979,461
Japan - 18.0%
Advantest Corp.	103	16,975
Astellas Pharma, Inc.	4,414	61,150
Canon, Inc.	2,218	67,145
Daito Trust Construction Co., Ltd.	6,555	132,786
Disco Corp.	63	26,945
Honda Motor Co., Ltd.	11,938	119,951
Japan Tobacco, Inc.	4,430	159,756
Kawasaki Kisen Kaisha Ltd.	1,072	15,440
Komatsu Ltd.	3,458	132,479
Lasertec Corp.	75	17,635
Marubeni Corp.	2,477	81,868
Mitsubishi Corp.	595	15,752
Mitsubishi UFJ Financial Group, Inc.	4,479	81,167
Mitsui & Co., Ltd.	2,431	79,091
Mizuho Financial Group, Inc.	1,033	45,275
MS&AD Insurance Group Holdings, Inc.	3,118	79,219
Murata Manufacturing Co. Ltd.	1,739	35,238
Obayashi Corp.	1,730	38,980
Otsuka Corp.	4,421	87,472
SCREEN Holdings Co., Ltd.	272	34,554
Sekisui House Ltd.	5,874	130,491
Subaru Corp.	696	14,962
Sumitomo Corp.	2,356	95,132
Sumitomo Mitsui Financial Group, Inc.	3,228	114,135
Takeda Pharmaceutical Co., Ltd.	3,271	110,795

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)

Japan (continued)
Tokio Marine Holdings, Inc.	1,704	$63,058
Tokyo Electron Ltd.	389	103,835
Toyota Motor Corp.	11,850	268,302
Toyota Tsusho Corp.	2,562	92,805
Yamaha Motor Co. Ltd.	1,676	12,600
Total Japan		2,334,993
Netherlands - 0.6%
ASML Holding NV	16	23,055
Koninklijke Ahold Delhaize NV	287	11,213
Koninklijke KPN NV	7,956	38,741
Total Netherlands		73,009
Norway - 2.9%
Aker BP ASA	5,201	151,972
Norsk Hydro ASA	2,896	25,957
Salmar ASA	1,349	80,263
Telenor ASA	7,218	121,418
Total Norway		379,610
Singapore - 3.1%
CapitaLand Ascendas REIT	14,619	32,752
CapitaLand Integrated Commercial Trust	6,562	12,329
DBS Group Holdings Ltd.	3,627	168,790
Oversea-Chinese Banking Corp. Ltd.	11,441	190,938
Total Singapore		404,809
Spain - 5.7%
ACS Actividades de Construccion y Servicios SA	642	72,028
Banco Bilbao Vizcaya Argentaria SA	9,278	235,901
Banco de Sabadell SA	37,768	147,960
CaixaBank SA	9,578	126,646
Industria de Diseno Textil SA	1,729	112,721
Repsol SA	2,282	44,781
Total Spain		740,037
Sweden - 2.6%
Evolution AB(1)	580	37,675
Swedbank AB Class A	560	21,796
Tele2 AB Class B	5,817	106,414
Volvo AB Class B	4,747	172,667
Total Sweden		338,552
Switzerland - 3.7%
Partners Group Holding AG	53	71,988
SGS SA	304	36,493
Swisscom AG	192	157,341
Zurich Insurance Group AG	301	213,762
Total Switzerland		479,584
United Kingdom - 10.8%
Admiral Group PLC	2,910	109,502
British American Tobacco PLC	3,946	236,282
HSBC Holdings PLC	8,202	144,262
Imperial Brands PLC	3,579	150,151
Intertek Group PLC	1,250	76,354
Land Securities Group PLC	14,384	128,033
Legal & General Group PLC	38,181	138,501
M&G PLC	5,856	24,792
Security Description	Shares	Value
COMMON STOCKS (continued)

United Kingdom (continued)
National Grid PLC	2,796	$47,231
NatWest Group PLC	1,777	16,175
Phoenix Group Holdings PLC	13,220	133,772
Reckitt Benckiser Group PLC*	1,011	84,276
Sage Group PLC (The)	834	10,926
Schroders PLC	9,020	55,739
Severn Trent PLC	319	12,781
Unilever PLC	488	32,990
Total United Kingdom		1,401,767
United States - 5.1%
BP PLC	4,677	29,682
GSK PLC	522	13,403
Nestle SA	1,500	142,481
Novartis AG	478	70,873
Roche Holding AG	545	247,243
Sanofi SA	1,244	116,787
Swiss Re AG	248	39,604
Total United States		660,073
Total Common Stocks
(Cost $9,504,152)		12,633,320

PREFERRED STOCKS - 1.3%

Germany - 1.3%
Bayerische Motoren Werke AG, 5.61%	890	92,204
Volkswagen AG, 6.91%	628	76,413
Total Germany		168,617

Total Preferred Stocks
(Cost $148,889)		168,617
RIGHT - 0.0%(2)
Spain - 0.0%(2)
ACS Actividades de Construccion y Servicios SA, expiring 02/06/26*
(Cost $343)	642	353

TOTAL INVESTMENTS - 98.7%
(Cost $9,653,384)		12,802,290
Other Assets in Excess of Liabilities - 1.3%		168,187
Net Assets - 100.0%		$12,970,477

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2026, the aggregate value of these securities was $178,871, or 1.4% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,633,320	$—	$—	$12,633,320
Preferred Stocks	168,617	—	—	168,617
Right	353	—	—	353
Total	$12,802,290	$—	$—	$12,802,290

Sector Breakdown
As of January 31, 2026 (based on net assets)

Financials	31.1%
Industrials	13.2%
Energy	9.7%
Consumer Staples	7.9%
Consumer Discretionary	7.8%
Communication Services	6.0%
Health Care	5.9%
Materials	5.3%
Real Estate	5.1%
Information Technology	3.5%
Utilities	3.2%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%